As filed with the Securities and Exchange Commission on August 13, 2008

Securities Act File No. 333-137783

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 2

ING PARTNERS, INC.
 (Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066
(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING Investments, LLC

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)
under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders in connection with the reorganization of ING Eagle Asset Capital Appreciation Portfolio, a series of ING Investors Trust, with and into ING Neuberger Berman Partners Portfolio, a series of ING Partners, Inc., as required by Item 16(12) of Form N-14.  Parts A and B of this Registration Statement are incorporated by reference to the Proxy Statement/Prospectus and Statement of Additional Information that were filed on EDGAR on November 7, 2006 (File No. 333-137783).

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article NINTH, Section (d) of the Articles of Incorporation of ING Partners, Inc. (the “Registrant”), as amended, provides for indemnification of directors and officers as follows:

(d)                                 The Corporation shall indemnify its officers and directors and any officer or director who serves at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(i)                                    Every person who is or has been a director or officer of the Corporation, and every person who while an officer or director of the Corporation serves or has served at the Corporation’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a director or officer of the Corporation or a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation, and against amounts paid or incurred by him or her in the settlement thereof.

(ii)                                 The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(iii)                              No indemnification shall be provided hereunder to a director or officer against any liability to the Corporation or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

(iv)                             The rights of indemnification provided herein may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any director or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

(v)                                 In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in subsection (vi) of this Section (d) of Article NINTH, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made:

(1)                                by a majority vote of a quorum of non-party Directors who are not “interested” persons of the Corporation (as defined in the 1940 Act), or

(2)                                by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(vi)                             The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions: (1) the indemnitee provides security for his undertaking, (2) the Corporation is insured against losses arising by reason of any lawful advances or (3) a majority of a quorum of non-party Directors who are not “interested” persons or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

The Corporation may, with the approval of the Board of Directors, provide such indemnification and advancement of expenses as set forth in subsections (i) through (vi) of this Section (d) of

Article Ninth to employees and agents of the Corporation and to any person (other than officers or directors of the Corporation) who serves at the request for the Corporation as an officer, director, employee or agent of another corporation, partnership, joint venture or other enterprise.

Any repeal or amendment of any of the provisions of this section (d) of Article NINTH, and any adoption or amendment of any other provision of the Charter or bylaws of the Corporation which may be inconsistent with the provisions of this section (d) of Article NINTH, shall be prospective in operation and effect only, and shall not affect in any manner any right to indemnification hereunder existing at the time of any such repeal, amendment or adoption.

Section XII.B of the Administrative Services Agreement provides for indemnification of the administrator as follows:

In the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties hereunder on the part of the Administrator or any officer, director or employee of the Administrator, to the extent permitted by applicable law, the Company hereby agrees to indemnify and hold the Administrator harmless from and against all claims, actions, suits and proceedings at law or in equity, whether brought or asserted by a private party or a governmental agency, instrumentality or entity of any kind, relating to the sale, purchase, pledge of, advertisement of, or solicitation of sales or purchases, of any security by or on behalf of the Series, or issued by the Series, in alleged violation of applicable federal, state or foreign laws, rules or regulations.

In addition, the Registrant’s officers and directors will be covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company.

Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any “improper personal benefit”; and (2) that a corporation must (unless otherwise provided in the corporation’s charter or articles of incorporation) indemnify a director if he or she is successful on the merits in defending a suit against him or her by reason of being a director.  The statutory provisions are not exclusive; a corporation may provide greater indemnification rights than those provided by statute.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s Articles of Incorporation, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16. EXHIBITS

(1)          (a)         Articles of Incorporation for ING Partners, Inc. (formerly known as Portfolio Partners, Inc.) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(b)        Articles of Amendment effective August 29, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(c)         Articles of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(d)        Articles of Amendment effective December 16, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(e)         Articles of Amendment effective May 1, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(f)           Articles of Amendment effective January 23, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(g)        Articles of Amendment effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(h)        Articles of Amendment effective November 8, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)            Articles Supplementary to Articles of Incorporation effective August 20, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(j)            Articles Supplementary to Articles of Incorporation effective February 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant’s Form N-1A Registration Statement on February 13, 2002 and incorporated herein by reference.

(k)         Articles Supplementary to Articles of Incorporation effective January 17, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(l)            Articles Supplementary to Articles of Incorporation effective June 10, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 14 to Registrant’s Form N-1A Registration Statement on July 2, 2004 and incorporated herein by reference.

(m)      Articles Supplementary to Articles of Incorporation effective November 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(n)        Articles of Amendment effective May 2, 2005 to Articles of Incorporation (name change) - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(o)        Articles Supplementary dated August 8, 2005 to the Articles of Incorporation – Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant’s Form N-1A Registration Statement on August 12, 2005 and incorporated herein by reference.

(p)        Articles Supplementary dated November 23, 2005 to the Articles of Incorporation - Filed as an Exhibit to Post-Effective Amendment No. 25 to Registrant’s Form N-1A Registration Statement on December 6, 2005 and incorporated herein by reference.

(q)        Articles Supplementary dated January 31, 2006 to the Articles of Incorporation of ING Partners, Inc.– Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(r)           Articles of Amendment, effective April 28, 2006 – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(s)         Article of Amendment effective August 7, 2006 regarding ING MFS Capital Opportunities Portfolio name change – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(t)           Articles of Amendment effective January 30, 2007 regarding the dissolution of ING Goldman Sachs Capital Growth Portfolio and ING Goldman Sachs Structured Equity Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(u)        Articles Supplementary effective June 13, 2007 regarding Solution Growth and Income Portfolio and Solution Growth Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(v)        Articles of Amendment effective August 20, 2007, regarding the name change of ING Davis Venture Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(w)      Articles of Amendment effective November 29, 2007 regarding the dissolution of ING Fundamental Research Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(x)          Articles Supplementary dated February 27, 2008 to the Articles of Incorporation of ING Partners, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(2)         By-laws - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(i)            Amendment to the by-laws of ING Partners, Inc. dated November 10, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(3)          Not applicable.

(4)         Form of Agreement and Plan of Reorganization by and between ING Investors Trust, on behalf of its ING Eagle Asset Capital Appreciation Portfolio series, and ING Partners, Inc., on behalf of its ING Neuberger Berman Partners Portfolio series – Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on October 4, 2006 and incorporated herein by reference (File No. 333-137783).

(5)         Instruments Defining Rights of Security Holders (set forth in the Articles of incorporation which are incorporated by reference) - Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(6)          (a)         Investment Advisory Agreement dated May 1, 2003 between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(i)                                   Amendment dated May 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company effective May 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(ii)                                Amendment dated September 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant’s Form N-1A Registration Statement on September 15, 2004 and incorporated herein by reference.

(iii)                             Amendment dated November 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)                            Amendment dated December 1, 2004 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(v)                                 Amended Schedule A dated April 28, 2006 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company – Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(vi)                             Substitution Agreement between ING Partners, Inc. and Directed Services, LLC, dated January 1, 2007 – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vii)                         Amended Schedule A dated October, 2007 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(viii)                      Amended Schedule B dated October, 2007 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(ix)                              Amended Schedule A effective March 4, 2008 to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, succeeded by Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(x)                                 Amended Schedule B effective March 4, 2008, to the Investment Advisory Agreement between ING Partners, Inc. and ING Life Insurance and Annuity Company, succeeded by Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(xi)                              Side Agreement Letter between Directed Services LLC and ING Partners, Inc. regarding fee waivers to ING American Century Large Company Value Portfolio, ING OpCap Balanced Value Portfolio and ING Van Kampen Comstock Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(xii)                          Letter Agreement between Directed Services LLC and ING Partners, Inc. regarding waiver of advisory fee for ING Oppenheimer Strategic Income (investing in Oppenheimer Master Loan Fund) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(b)         Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. (“ING IM”) (formerly known as Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(i)                                   Amendment, dated April 28, 2006, to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. – Filed as an Exhibit to Post- Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)                                Second Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)                             Substitution Agreement dated January 1, 2007 between ING Life Insurance and Annuity Company and ING Investment Management Co. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)                             Third Amendment dated September 15, 2007 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ING Investment Management Co. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(c)          Investment Sub-Advisory Agreement between ING Life Insurance Company and Annuity Company and UBS Global Asset Management, Inc. (Americas) (regarding ING UBS U.S. Large Cap Equity Portfolio) effective May 1, 2004 – Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(i)                                    Amendment dated April 28, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) (regarding UBS U.S. Large Cap Equity and ING UBS U.S. Small Cap Growth Portfolio) – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)                                Second Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and UBS Global Asset Management, Inc. (US) – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)                             Substitution Agreement dated January 1, 2007 between UBS Global Asset Management, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(d)         Investment Sub-Advisory Agreement dated November 19, 2001 between ING Life Insurance and Annuity Company (formerly known as Aetna Life Insurance and Annuity Company) and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)                                    Amendment dated June 3, 2003 to Investment Sub-Advisory Agreement between ILIAC and OpCap Advisors - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)                                Novation of Sub-Advisory Agreement dated July 21, 2005 – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)                             Second Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and OpCap Advisors – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)                             Substitution Agreement dated January 1, 2007 between OpCap Advisors and Directed Services, LLC. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(e)          Investment Sub-Advisory Agreement dated December 1, 2005 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and Salomon Brothers Asset Management Inc - Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)                                    Assumption Agreement dated December 1, 2006 between Salomon Brothers Asset Management Inc. and CAM North America, LLC (ClearBridge Advisors, LLC) – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Amendment dated April 1, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Salomon Brothers Asset Management Inc – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(iii)                             First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and ClearBridge Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iv)                             Substitution Agreement dated January 1, 2007 between ClearBridge Advisors, LLC and Directed Services, LLC. - Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(f)            Investment Sub-Advisory Agreement dated December 14, 2000 between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant’s Form N-1A Registration Statement on April 30, 2001 and incorporated herein by reference.

(i)                                    Letter Agreement dated December 5, 2001 for Fee Waiver between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(ii)                                 Amendment dated December 31, 2001 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective December 31, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N- 1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(iii)                              Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. effective June 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N- 1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(iv)                             Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(v)                                Fourth Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and T. Rowe Price Associates, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)                             Substitution Agreement dated January 1, 2007 between T. Rowe Price Associates, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)                          Fifth Amendment dated May 1, 2007 to the Investment Sub-Advisory Agreement between Directed Services, LLC and T. Rowe Price Associates, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(viii)                       Letter Agreement dated May 1, 2007 to the Investment Sub-Advisory Agreement between Directed Services LLC and T. Rowe Price Associates, Inc., regarding ING T. Rowe Price Growth Equity Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(g)         Investment Sub-Advisory Agreement dated March 29, 2002 between ING Life Insurance and Annuity Company and American Century Investment Management, Inc – Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)                                    Amendment dated June 30, 2003 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. effective June 30, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)                                 Amendment dated November 8, 2004 to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)                              Amended Appendix A dated April 28, 2006, between ING Life Insurance and Annuity Company and American Century Investment Management, Inc., regarding the ING American Century Small-Mid Cap

Value Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(iv)                             Third Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and American Century Investment Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)                                Substitution Agreement dated January 1, 2007 by and between American Century Investment Management, Inc. and Directed Services, LLC.- Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)                             Amended Appendix A dated September 2007, by and between Directed Services LLC and American Century Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(vii)                          Letter Agreement dated May 1, 2008, regarding ING American Century Small-Mid Cap Value Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(h)         Investment Sub-Advisory Agreement dated March 11, 2002 between ING Life Insurance and Annuity Company and BAMCO, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)                                    Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)                                 Amendment No. 2 dated May 12, 2005 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iii)                              Amendment No. 3 dated December 7, 2005 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(iv)                             Fourth Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and BAMCO, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)                                Substitution Agreement dated January 1, 2007 between BAMCO, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)             Investment Sub-Advisory Agreement dated March 26, 2002 between ING Life Insurance and Annuity Company and J.P. Morgan Investment Management, Inc. (formerly, Robert Fleming, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002  and incorporated herein by reference.

(i)                                    Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Robert Fleming, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)                                 Assumption Agreement dated November 18, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J. P. Morgan Investment Management Inc. (formerly, Robert Fleming, Inc. regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an

Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)                             Second Amendment dated December 15, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and J. P. Morgan Investment Management Inc. (formerly, Robert Fleming, Inc.) regarding RFI merger into J.P. Morgan Investment Management Inc.- Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(iv)                             Substitution Agreement dated January 1, 2007 between J.P. Morgan Investment Management Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(j)             Investment Sub-Advisory Agreement dated March 12, 2003 between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)                                    Amendment dated June 2, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)                                 Second Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and Pacific Investment Management Company, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)                              Form of Third Amendment to the Investment Sub-Advisory Agreement between Directed Services LLC and Pacific Investment Management Company, LLC – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(iv)                             Substitution Agreement dated January 1, 2007 between Pacific Investment Management Company, LLC and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(v)                                Letter Agreement dated April 1, 2008 to the Investment Sub-Advisory Agreement dated March 12, 2002, regarding ING PIMCO Total Return Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(k)          Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective March 11, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(i)                                    Amendment to the Investment Sub-Advisory Agreement dated June 23, 2003 between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 23, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)                                 Amendment dated November 8, 2004 the to Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen – Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)                              Amendment to the Investment Sub-Advisory Agreement dated March 11, 2002 between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen effective June 1, 2003.

(iv)                             Fee Reduction letter, dated May 1, 2006, regarding ING Van Kampen Comstock Portfolio – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(v)                                Fourth Amendment dated December 15, 2006 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vi)                             Substitution Agreement dated January 1, 2007 between Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)                          Fee Reduction letter, dated January 1, 2007, between Directed Services, LLC and Morgan Stanley Investment Management Inc. d/b/a Van Kampen, regarding ING Van Kampen Comstock Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(viii)                      Fifth Amendment dated April 30, 2007 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and Morgan Stanley Investment Management Inc. d/b/a/ Van Kampen – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ix)                              Fee Reduction letter, dated May 1, 2008, between Directed Services LLC and Morgan Stanley Investment Management Inc. d/b/a Van Kampen, regarding ING Van Kampen Comstock Portfolio – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(l)             Investment Sub-Advisory Agreement dated December 16, 2002 between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, J.P. Morgan Fleming Asset Management, LTD) – Filed as an Exhibit to Post-Effective Amendment No. 10 to Registrant’s Form N-1A Registration Statement on February 3, 2003 and incorporated herein by reference.

(i)                                    Amendment dated June 3, 2003 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, J.P. Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post- Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(ii)                                 Amendment May 1, 2004 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JP Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant’s Form N-1A Registration Statement on April 27, 2004 and incorporated herein by reference.

(iii)                              Amendment dated August 13, 2004 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JP Morgan Fleming Asset Management, LTD) - Filed as an Exhibit to Post- Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iv)                             Amendment dated June 1, 2006 to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited (formerly, JPMorgan Fleming Asset Management, LTD regarding amendments to the Fee chedule – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(v)                                Amended Appendix A dated October 1, 2006, with respect to the Investment Sub-Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited, regarding sub-advisory fees – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(vi)                             Fifth Amendment dated December 15, 2006 to the Investment Sub Advisory Agreement between ING Life Insurance and Annuity Company and JPMorgan Asset Management (U.K.) Limited – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(vii)                          Substitution Agreement dated January 1, 2007 between JPMorgan Asset Management (U.K.) Limited and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(m)       Investment Sub-Advisory Agreement dated November 8, 2004 between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)                                    First Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and OppenheimerFunds, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Substitution Agreement dated January 1, 2007 between OppenheimerFunds, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)                              Form of Letter Agreement between Directed Services LLC and ING Partners, Inc. regarding waiver of sub-advisory fee for ING Oppenheimer Strategic Income (investing in Oppenheimer Master Loan Fund) – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(n)         Investment Sub-Advisory Agreement dated November 8, 2004 between ING Life Insurance and Annuity Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)                                    First Amendment dated December 15, 2006 to the Investment Sub- Advisory Agreement between ING Life Insurance and Annuity Company and Lord, Abbett & Co. LLC. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Substitution Agreement dated January 1, 2007 between Lord, Abbett & Co. LLC and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(o)         Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Neuberger Berman Management Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)                                    First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Neuberger Berman Management, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Substitution Agreement dated January 1, 2007 between Neuberger Berman Management, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(p)         Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)                                    First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Pioneer Investment Management, Inc. – Filed as an Exhibit to Post-Effective

Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Substitution Agreement dated January 1, 2007 between Pioneer Investment Management, Inc. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(q)         Sub-Advisory Agreement dated December 7, 2005 between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC - Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)                                    Amended Schedule A dated April 28, 2006 to the Sub-Advisory Agreement dated December 7, 2005 – Filed as an Exhibit to Post- Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(ii)                                 First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Templeton Investment Counsel, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(iii)                              Substitution Agreement dated January 1, 2007 between Templeton Investment Counsel, LLC and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(r)            Sub-Advisory Agreement dated April 28, 2006 between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No.28 to Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(i)                                    First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Columbia Management Advisors, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Substitution Agreement dated January 1, 2007 between Columbia Management Advisors, LLC and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(s)          Sub-Advisory Agreement dated October 31, 2005 between ING Life Insurance and Annuity Company and Davis Selected Advisers, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)                                    First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Davis Selected Advisers, L.P. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Substitution Agreement, dated January 1, 2007 between Davis Selected Advisers, L.P. and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Amended Schedule A to the Sub-Advisory Agreement between Davis Selected Advisers, L.P. and Directed Services, LLC - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(t)            Sub-Advisory Agreement dated August 7, 2006 between ING Life Insurance and annuity Company and Thornburg Investment Management – Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant’s Form N-1A Registration Statement on February 1, 2007 and incorporated herein by reference.

(i)                                    First Amendment dated December 15, 2006 to the Sub-Advisory Agreement between ING Life Insurance and Annuity Company and Thornburg Investment Management – Filed as an Exhibit to Post-Effective

Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(ii)                                 Substitution Agreement dated January 1, 2007 between Thornburg Investment Management and Directed Services, LLC – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(u)         Amended and Restated Expense Limitation Agreement effective December 7, 2005 as amended and restated January 1, 2007 between Directed Services, LLC. and ING Partners, Inc. –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)                                    Amended Schedule effective April 28, 2008 to Expense Limitation Agreement between Directed Services and ING Partners, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(v)         Amended and Restated Expense Limitation Agreement regarding ING Solution Portfolios effective February 1, 2005 as amended and restated January 1, 2007 between Directed Services, LLC and ING Partners, Inc. – Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)                                    Amended Schedule A dated January 31, 2008 to Amended and Restated Expense Limitation Agreement between Directed Services, LLC. and ING Partners, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(w)       Side Letter Agreement dated January 1, 2007 regarding ING Oppenhiemer Strategic Income Portfolio between ING Partners, Inc and ING Funds Distributor, LLC - Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(x)           Side Letter Agreement dated January 1, 2007 regarding ING Oppenhiemer Global Growth Portfolio and ING T. Rowe Price Diversified Mid Cap Growth Portfolio between ING Partners, Inc and ING Funds Distributor, LLC - Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(7)          (a)   Distribution Agreement dated January 1, 2007 between the ING Partners, Inc. and ING Funds Distributor, LLC –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(i)                                    Schedule A dated June 29, 2007 to the Underwriting Agreement between ING Partners, Inc. and ING Funds Distributor, LLC – Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant’s Form N-1A Registration Statement on June 28, 2007 and incorporated herein by reference.

(ii)                                 Schedule A dated January 31, 2008 to the Distribution Agreement between ING Partners, Inc. and ING Funds Distributor, LLC. - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(8)          Not applicable.

(9)          (a)        Custody Agreement dated January 6, 2003 between ING Partners, Inc. and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(b)        Foreign Custody Manager Agreement dated January 6, 2003, with The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)                                    Amended Exhibit A effective April 28, 2008 to the Foreign Custody Manager Agreement with The Bank of New York Mellon (formerly The Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(ii)                                 Amended Schedule 2 dated March 13, 2008 to the Foreign Custody Manager Agreement with the Bank of New York Mellon (formerly The Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(c)          Fund Accounting Agreement dated January 6, 2003, with The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(i)                                    Amended Exhibit A effective April 28, 2008 to the Fund Accounting Agreement with The Bank of New York Mellon (formerly The Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(10)    (a)        Plan of Distribution pursuant to Rule 12b-1 renewed November 19, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(b)        Shareholder Servicing Plan of ING Partners, Inc. for Adviser Class Shares renewed November 19, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)                                    Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of service fees for Adviser Class shares of ING Oppenheimer Strategic Income Portfolio through May 1, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(c)         Shareholder Servicing Plan of ING Partners, Inc. for Service Class Shares renewed November 19, 2003 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)                                    Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of service fees for Service Class shares of ING Oppenheimer Strategic Income Portfolio through May 1, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(ii)                                 Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of service fees for Service Class shares of ING Baron Small Cap Growth Portfolio through July 27, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(iii)                              Letter Agreement between ING Funds Distributor, LLC and ING Partners, Inc. regarding waiver of service fees for Service Class shares of ING Neuberger Berman Partners Portfolio through April 30, 2009 - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(d)        Shareholder Servicing Plan of ING Partners, Inc. for Class T Shares adopted May 12, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(i)                                    Amended Schedule A with respect to ING Partners, Inc. Class T Distribution Plan - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(e)         Form of Second Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System dated May 12, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(i)                                    Amended Schedule A effective January 31, 2008 to the Second Amended and Restated Plan Pursuant to Rule 18f-3 - Filed as an Exhibit to Post-Effective Amendment No. 36 to the Registrant’s Form N-1A Registration Statement on March 3, 2008 and incorporated herein by reference.

(11) Opinion and Consent of Counsel – Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on October 4, 2006 and incorporated herein by reference (File No. 333-137783).

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences – Filed herewith.

(13) (a)          Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC effective November 19, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant’s Form N-1A Registration Statement on February 24, 2004 and incorporated herein by reference.

(i)                                    Amendment, dated September 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(ii)                                 Amendment, dated November 1, 2004, to Administrative Services Agreement between ING Partners, Inc. and ING Funds Services, LLC- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)                              Amended Schedules A and B dated January 31, 2008 to the Administrative Services Agreement – Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(b)        License Agreement between Aetna and T. Rowe Price Associates, Inc.- Filed as an Exhibit to Registrant’s initial Form N-1A Registration Statement on July 31, 1997 and incorporated herein by reference.

(c)         Agency Agreement by and among ING Partners, Inc. and DST Systems, Inc.- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(i)                                    Termination Letter, dated September 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(ii)                                 Acceptance Letter between ING Partners, Inc. and DST Systems, Inc.-Filed as an Exhibit to Post-Effective Amendment No. 20 to registrant’s Form N-1A Registration Statement on April 1, 2005 and incorporated herein by reference.

(iii)                              Amended and Restated Exhibit A, dated January 31, 2008, with respect to the Agency Agreement - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference.

(d)        Securities Lending Agreement and Guaranty, dated August 7, 2003, between ING Partners, Inc. (formerly Portfolio Partners, Inc.) and The Bank of New York - Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on December 6, 2005 and incorporated herein by reference.

(i)                                    Amended Exhibit A effective April 28, 2008, to the Securities Lending Agreement and Guaranty dated August 7, 2003 between ING Partners, Inc. (formerly The Bank of New York) - Filed as an Exhibit to Post-Effective Amendment No. 37 to the Registrant’s Form N-1A Registration Statement on April 25, 2008 and incorporated herein by reference..

(e)         Delegation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant’s Form N-1A Registration Statement on April 30, 2002 and incorporated herein by reference.

(f)           Form of Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance \ Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance \ Company of New York and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.– Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(g)        Form of Shareholder Servicing Agreement between ING Investor’s Trust and ING Partners, Inc and ING Funds Distributor, LLC and ING Life Insurance Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Lif4e insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company, for the Adviser Class Shares, Service Class Shares, Service 2 Class Shares and Class T shares, effective January 1, 2007 –  Filed as an Exhibit to Post-Effective Amendment No. 32 to Registrant’s Form N-1A Registration Statement on April 27, 2007 and incorporated herein by reference.

(h)        Service Agreement between ING Life Insurance and Annuity Company and Golden American Life Insurance Company effective July 13, 2001 – Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(i)            Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(j)            Service Agreement between ING Life Insurance and Annuity Company and Reliastar Life Insurance Company of New York effective December 6, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(k)         Service Agreement between ING Life Insurance and Annuity Company and Southland Life Insurance Company effective as of May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(l)            Service Agreement between ING Life Insurance and Annuity Company and Security Life of Denver Insurance Company effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant’s Form N-1A Registration Statement on October 29, 2004 and incorporated herein by reference.

(14) Consent of independent auditors – Previously filed as an Exhibit to the Registrant’s Registration Statement on Form N-14 on October 4, 2006 and incorporated herein by reference (File No. 333-137783).

(15) Not applicable.

(16) Powers of Attorney - Filed as an exhibit to the Registration Statement on Form N-14 of ING Partners, Inc. on April 17, 2008 and incorporated herein by reference (File No. 333-150302).

(17)    Not applicable.

ITEM 17. UNDERTAKINGS

(1)          The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)          The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 13th day of August, 2008.

ING PARTNERS, INC.

By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE		TITLE	DATE

		President, Chief Executive	August 13, 2008
Shaun P. Mathews*		Officer and Interested Director

		Senior Vice President and	August 13, 2008
Todd Modic*		Chief/Principal Financial Officer

		Director	August 13, 2008
Colleen D. Baldwin*

		Director	August 13, 2008
John V. Boyer*

		Director	August 13, 2008
Patricia W. Chadwick*

		Interested Director	August 13, 2008
Robert W. Crispin*

		Director	August 13, 2008
Peter S. Drotch*

		Director	August 13, 2008
J. Michael Earley*

		Director	August 13, 2008
Patrick W. Kenny*

		Director	August 13, 2008
Sheryl K. Pressler*

		Director	August 13, 2008
Roger B. Vincent*

*By:	/s/ Huey P. Falgout
Huey P. Falgout, Jr.
Attorney-in-Fact**

**           Powers of attorney for Shaun P. Mathews, Todd Modic and each Director – Filed as an exhibit to the Registration Statement on Form N-14 of ING Partners, Inc. on April 17, 2008 and incorporated herein by reference (File No. 333-150302).

Exhibit Index

Exhibit Number	Name of Exhibits
(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences